Loans Payable - Related Party	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Loans Payable - Related Party

4. LOANS PAYABLE – RELATED PARTY

On March 13, 2018, we entered into a loan agreement with Michael Blum, our Chief Financial Officer, whereby Mr. Blum advanced $100,000 to us. The principal amount of $100,000 is repayable on demand (but no longer than a term of six months) and bears simple interest at a rate of 12% per annum, which is payable upon repayment of the principal amount of $100,000. We are entitled to repay the whole or any portion of the principal amount of $100,000, plus accrued interest on the portion of the principal amount of $100,000 being repaid, at any time. The loan agreement provides that we must, within five days of the release of funds to us from our private placement of subscription receipts that closed in March 2018, repay the principal amount of $100,000 plus accrued interest in full. The loan agreement also provides that if we obtain any indebtedness on terms that are superior to the terms set forth in the loan agreement, then the terms under the loan agreement will be deemed to be amended, as of March 13, 2018, to match such superior terms in a manner and on terms as nearly equivalent as practicable to such superior terms. The loan was repaid on June 1, 2018 with interest of $2,630.

On March 27, 2018, we entered into a loan agreement with Greg Burnett, a member of our Advisory Board, whereby Mr. Burnett advanced $100,000 to us. The principal amount of $100,000 is repayable on demand (but no longer than a term of six months) and bears simple interest at a rate of 12% per annum, which is payable upon repayment of the principal amount of $100,000. We are entitled to repay the whole or any portion of the principal amount of $100,000, plus accrued interest on the portion of the principal amount of $100,000 being repaid, at any time. The loan agreement provides that we must, within five days of the release of funds to us from our private placement of subscription receipts that closed in March 2018, repay the principal amount of $100,000 plus accrued interest in full. The loan agreement also provides that if we obtain any indebtedness on terms that are superior to the terms set forth in the loan agreement, then the terms under the loan agreement will be deemed to be amended, as of March 27, 2018, to match such superior terms in a manner and on terms as nearly equivalent as practicable to such superior terms. The loan was repaid on June 4, 2018 with interest of $2,268.

On April 13, 2018, we entered into a loan agreement with a lender whereby the lender advanced $200,000 to us. The principal amount of $200,000 is repayable on demand (but no longer than a term of six months) and bears simple interest at a rate of 12% per annum, which is payable upon repayment of the principal amount of $200,000. We are entitled to repay the whole or any portion of the principal amount of $200,000, plus accrued interest on the portion of the principal amount of $200,000 being repaid, at any time. The loan was repaid on June 12, 2018 with interest of $3,090.